Financial instruments and risk management - Fair value of loans and financing (Details) - Loans, financing and debentures - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	R$ 95,138,101	R$ 93,828,907
Bonds | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Secondary Market
Financial liabilities, at fair value	R$ 37,233,909	42,223,976	R$ 36,655,663
Export credits (“export prepayments”) | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 16,571,351	18,404,795
Assets Financing | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 193,395	277,172
Assets Financing | Domestic market (Brazil) | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 39,066	49,911
IFC - International Finance Corporation | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 5,372,365	5,442,675
ECA - Export Credit Agency | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 1,864,955	1,979,202
Panda Bonds - CNY | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Fixed
Financial liabilities, at fair value	R$ 1,976,248	1,964,329
Term Loan Syndicated Facility | Foreign countries | EURIBOR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	EURIBOR
Financial liabilities, at fair value	R$ 6,818,702
BNDES – TJLP | Domestic market (Brazil) | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 32,489	95,167
BNDES – TLP | Domestic market (Brazil) | BNDES – TLP
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 4,211,994	4,193,766
BNDES – Fixed | Domestic market (Brazil) | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 61,115
BNDES – TR | Domestic market (Brazil) | BNDES – TR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 85,261	90,356
BNDES – Selic (“Special Settlement and Custody System”) | Domestic market (Brazil) | BNDES – SELIC
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 69,750	547,000
BNDES – UMBNDES | Domestic market (Brazil) | BNDES – UMBNDES
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 34,580	253,500
Debentures | Domestic market (Brazil) | CDI/IPCA
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1/IPCA
Financial liabilities, at fair value	R$ 11,397,761	10,873,596
NCE (“Export Credit Notes”) | Domestic market (Brazil) | CDI
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 107,926	105,865
NCR (“Rural Credit Notes”) | Domestic market (Brazil) | CDI
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 5,580,245	5,520,478
CPR ("Rural Product Notes") | Domestic market (Brazil) | CDI
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 3,035,723	1,472,697
ECO INVEST – Agroindustrial Credit | Domestic market (Brazil) | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 451,266	334,422
Bonds 2029 | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		R$ 5,568,313